Long-Term Investment (Details Textual) - Taizhou Suxuantang [Member]			1 Months Ended
	Jun. 14, 2019 USD ($)	Jun. 14, 2019 CNY (¥)	Oct. 31, 2019 USD ($)	Oct. 31, 2019 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)
Long-Term Investment (Textual)
Captial contribution | $					$ 7,000,000
Installment One [Membe]
Long-Term Investment (Textual)
Captial contribution | $	$ 3,500,000
Installment Two [Membe]
Long-Term Investment (Textual)
Captial contribution | $			$ 3,500,000
RMB [Member]
Long-Term Investment (Textual)
Captial contribution | ¥						¥ 50,000,000
RMB [Member] | Installment One [Membe]
Long-Term Investment (Textual)
Captial contribution | ¥		¥ 25,000,000
RMB [Member] | Installment Two [Membe]
Long-Term Investment (Textual)
Captial contribution | ¥				¥ 25,000,000